Note 4a - Stock Options and Warrants	6 Months Ended
Jun. 30, 2016
Guarantees [Abstract]
Note 4 - Stock Options and Warrants

Stock Options

Following is a summary of the stock option activity:

	Options Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2015	374,800	$4.88
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2016	374,800	$4.88

Warrants

Following is a summary of the warrant activity:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2015	12,525,721	$1.25
Granted	4,146,162	1.25
Forfeited	(339,932)	1.25
Exercised	(12,610,183)	1.25
Outstanding as of June 30, 2016	3,721,768	$1.25